Financial liabilities due to related parties	12 Months Ended
Dec. 31, 2023
Disclosure of Financial Liabilities Due to Related Parties [Abstract]
Financial liabilities due to related parties
19. Financial liabilities due to related parties
In January 2021, the Company signed a financing agreement with its largest shareholder, GEM Global Yield LLC SCS and GEM Yield Bahamas Limited (“GEM”), for the implementation of a share subscription facility (the “SSF”) in the amount of up to CHF 50 million until January 20, 2024. As of December 31, 2023, the Company had not drawn on the SSF.
The Company agreed to pay GEM a commitment fee (the “Fee”) of TCHF 1,250 plus accrued interest. As of December 31, 2023, the Fee was payable on demand and bore interest at 1% above the base rate of Barclays Bank plc. As the obligation to pay the Fee arose with the execution of the agreement, the Company recorded it in full as a liability on the signature date. The corresponding expense is recognized as financial expense (note 29) over the SSF commitment period of three years ending January 20, 2024.